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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ]  is a restatement.
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Minneapolis Portfolio Management Group, LLC
Address: 80 South 8th Street
         Suite 1902
         Minneapolis, MN 55402

Form 13F File Number: 028-11088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:. Harrison T. Grodnick
Title: Chief Operating Officer
Phone: (612) 334-2000

Signature, Place, and Date of Signing:

 /s/ Harrison T. Grodnick   Minneapolis, Minnesota      November 10, 2006
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 23
Form 13F Information Table Value Total: $433,196
                                        (thousands)

List of Other Included Managers:

None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                      2

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
                                                                                           Voting Authority
                                                                                          -------------------
Company          Title of Class   Cusip   Value (X$1000) SH/PRN AMT Inv. Disc. Other Mgrs  Sole   Shared None
-------          -------------- --------- -------------- ---------- ---------- ---------- ------- ------ ----
Altria Group Inc Common         02209S103     17969        234739      Sole                234739
Armor Holdings
  Inc            Common         042260109     17526        305705      Sole                305705
Cemex Sa Adr
  New            Spon ADR 5 ORD 151290889     24032        798935      Sole                798935
Diebold Inc.     Common         253651103     24179        555455      Sole                555455
Dominion Res.    Common         25746U109     12807        167429      Sole                167429
Dynegy Inc Cl A  Cl A           26816Q101     20602       3718718      Sole               3718718
Encana
  Corporation    Common         292505104     20959        448905      Sole                448905
Fortune Brands
  Inc            Common         349631101     23415        311745      Sole                311745
Gannett Co Inc
  Del            Common         364730101     22234        391235      Sole                391235
Goldcorp Inc New Common         380956409     20687        876549      Sole                876549
H E I Inc        Common         404160103      2372        905246      Sole                905246
Laureate
  Education Inc  Common         518613104     21115        441184      Sole                441184
M D U Resources
  Group          Common         552690109     22896       1024882      Sole               1024882
Marathon Oil
  Corp           Common         565849106     16260        211445      Sole                211445
Mc Donalds Corp  Common         580135101     21132        540186      Sole                540186
Newmont Mining
  Corp           Common         651639106     17194        402198      Sole                402198
Patterson
  Companies Inc. Common         703395103     16943        504108      Sole                504108
Perkinelmer Inc  Common         714046109      9999        528196      Sole                528196
Regis Corp Minn  Common         758932107     18058        503716      Sole                503716
Sony Corp Adr
  New            Common         835699307     16751        415044      Sole                415044
3m Company       Common         85579Y101     20922        281137      Sole                281137
Wabtec Corp.     Common         929740108     20426        752890      Sole                752890
Xerox Corp       Common         984121103     24718       1588560      Sole               1588560